Premises, Furniture, and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Premises, furniture, and equipment was comprised of the following classifications at December 31:

	2012	2011

Land	$7,948	$7,878
Buildings and Improvements	43,706	41,850
Furniture and Equipment	19,584	19,944
Total Premises, Furniture and Equipment	71,238	69,672
Less: Accumulated Depreciation	(34,684)	(31,966)
Total	$36,554	$37,706

Schedule of Capital Leased Assets [Table Text Block]

The Company leases two of its branch buildings under a capital lease. The lease arrangement requires monthly payments through 2027. The Company has included the leases in buildings and improvements as follows:

	2012	2011

Capital Leases	$2,442	$2,442
Less: Accumulated Depreciation	(344)	(223)
Total	$2,098	$2,219

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

The following is a schedule of future minimum lease payments under the capitalized leases, together with the present value of net minimum lease payments at year end 2012:

2013	$348
2014	348
2015	348
2016	348
2017	348
Thereafter	4,378
Total minimum lease payments	6,118
Less: Amount representing interest	(3,796)
Present Value of Net Minimum Lease Payments	$2,322